Investments In Unconsolidated Entities	12 Months Ended
Dec. 31, 2016
Investments in Unconsolidated Entities [Abstract]
Investments in Unconsolidated Entities

Note 8 Investments in Unconsolidated Entities

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities in which TDS holds a noncontrolling interest.  These investments are accounted for using either the equity or cost method as shown in the following table:

December 31,	2016	2015
(Dollars in millions)
Equity method investments:
Capital contributions, loans, advances and adjustments	$118	$123
Cumulative share of income	1,613	1,468
Cumulative share of distributions	(1,298)	(1,205)
Total equity method investments	433	386
Cost method investments	18	16
Total investments in unconsolidated entities	$451	$402

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of TDS’ equity method investments:

December 31,	2016	2015
(Dollars in millions)
Assets
Current	$776	$671
Due from affiliates	386	89
Property and other	4,666	4,604
Total assets	$5,828	$5,364

Liabilities and Equity
Current liabilities	$468	$810
Deferred credits	189	242
Long-term liabilities	197	158
Long-term capital lease obligations	6	2
Partners’ capital and shareholders’ equity	4,968	4,152
Total liabilities and equity	$5,828	$5,364

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Results of Operations
Revenues	$6,769	$6,979	$6,700
Operating expenses	5,068	5,245	5,064
Operating income	1,701	1,734	1,636
Other income (expense), net	(13)	(9)	7
Net income	$1,688	$1,725	$1,643